5. Debt - Derivative Liabilities (Details) - Quarterly (USD $)	12 Months Ended	15 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Mar. 31, 2014	Mar. 31, 2014 Quarterly Member	Mar. 31, 2013 Quarterly Member	Dec. 31, 2013 Quarterly Member	Dec. 31, 2012 Quarterly Member	Dec. 31, 2013 Third-Party Payor [Member] Quarterly Member	Dec. 31, 2012 Third-Party Payor [Member] Quarterly Member	Dec. 31, 2012 Related Party [Member] Quarterly Member	Dec. 31, 2013 Related Party [Member] Quarterly Member
Beginning Balance, Derivative Liabilities			$ 645,961	$ 411,246	$ 411,246		$ 361,246			$ 50,000
Proceeds						2,000,000		2,000,000
Repayments
Conversion of note payable to convertible debt						230,000		180,000	50,000
Conversion of accrued interest into convertible debt						14,133		14,133
Less: gross debt discount recorded - Day 1						(1,925,191)		(1,925,191)
Add: amortization of debt discount		5,000	29,794		234,715	92,304	234,715	92,304
Ending Balance					$ 645,961	$ 411,246	$ 595,961	$ 361,246	$ 50,000	$ 50,000